Property and Equipment - Additional Information (Details) - Computer equipment - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Original cost	$ 6	$ 15
Gain (loss) on disposal of assets	$ 0	$ 0